Intangible Assets	12 Months Ended
Mar. 31, 2012
Intangible Assets [Abstract]
INTANGIBLE ASSETS
9.      INTANGIBLE ASSETS

	As of March 31,
	2011		2012		2012
	(Millions of Rupees)				(Millions of US $) Unaudited
Intangible Assets		111,680		111,746	2,196
Total		111,680		111,746	2,196
Less: Accumulated amortization		(16,932)		(23,321)	(458)
Intangible Assets, net	Rs.	94,749	Rs.	88,425	$1,738

The intangible assets of the Company mainly consist of application software purchased from outside vendor and entry fees for 3G and BWA spectrum. The amounts are as follows:

	Millions of Rupees	Millions of US$
Application software	700	15
3G & BWA spectrum fees	110,980	2,181